Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Schedule of effective income tax rate reconciliation [text block]
	2019	2018	2017
Combined basic Canadian federal and provincial income tax rate	26.5%	26.50%	26.50%
Effective income tax	$43,080	$(27,602)	$(1,659,267)
Increase (decrease) resulting from change in the deferred tax assets not recognized	(421,000)	1,839,000	1,302,000
Withholding tax	183,288	189,534	178,022
Non-deductible items	(66,925)	46,369	676,242
Change in prior year estimates	444,845	(1,576,767)	(318,975)
	$183,288	$189,534	$178,022

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2019	2018
Deferred tax assets:
Loss carry forwards	$7,712,000	$8,146,000
Lease obligation	152,000	-
	7,864,000	8,146,000
Deferred tax assets not recognized	(7,724,000)	(8,145,000)
Deferred tax assets recognized	140,000	1,000
Property and equipment	(4,000)	(1,000)
Right-of-use asset	(136,000)	-
Net deferred tax assets	$-	$-

Schedule of unusued tax losses [text block]
2026	$233,000
2027	494,000
2028	2,060,000
2029	2,991,000
2030	4,356,000
2031	4,646,000
2032	1,188,000
2033	806,000
2034	436,000
2035	54,000
2036	420,000
2037	5,082,000
2038	1,359,000
2039	111,000
$24,236,000